Exchange rates (Tables)	12 Months Ended
Dec. 31, 2023
Foreign exchange rates [abstract]
Summary of Currencies Translations and Relevant Exchange Rates	The currencies which most influence these translations and the relevant exchange rates were:

	2023	2022	2021
Average rates:
US$/£	1.24	1.24	1.38
Euro/£	1.15	1.17	1.16
Yen/£	175	161	151

	2023	2022	2021
Period end rates:
US$/£	1.27	1.20	1.35
Euro/£	1.15	1.13	1.19
Yen/£	180	159	155